EMPLOYEE AND DIRECTOR INCENTIVE PLANS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jul. 15, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1.4	$ 2.8
Intrinsic value of options exercised		$ 0.6
Weighted-average grant-date strike price of options (in dollars per share)	$ 12.96	$ 12.96
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 7.0
Weighted-average remaining period		2 years 14 days
2020 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital shares reserved for future issuance (in shares)			11,600,000